Intangible Assets - Schedule of Components of Intangible Assets (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Gross Carrying Amount	$ 2,619,689
Accumulated Amortization	(257,512)
Net	$ 2,362,177
Skincare Assets and License Agreements [Member]
Intangible asset useful life	4 years
Gross Carrying Amount	$ 1,944,689	$ 1,944,689
Accumulated Amortization	(257,512)	126,968
Net	$ 1,687,177	$ 1,817,721
Diverse Bio License Agreement [Member]
Intangible asset useful life	4 years
Gross Carrying Amount	$ 675,000
Accumulated Amortization
Net	$ 675,000